Condensed consolidated financial information related to guaranteed debt securities - Cash flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	$ 19,694	$ 14,802	[1]	$ 8,818	[1]
Cash flows provided by (used in) investing activities	(11,212)	(10,117)	[1]	(10,230)	[1]
Cash flows provided by (used in) financing activities	(5,025)	(5,822)	[1]	(1,959)	[1]
Net increase (decrease) in cash and cash equivalents	3,458	(1,137)	[1]	(3,371)	[1]
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(292)	436	[1]	(152)	[1]
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,390	5,090	[1]	8,613	[1]
Cash and cash equivalents at the end of the period (net of overdraft)	7,556	4,390		5,090	[1]
Equinor ASA [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	4,565	339		3,158
Cash flows provided by (used in) investing activities	1,046	3,227		(2,966)
Cash flows provided by (used in) financing activities	(2,840)	(4,459)		(3,308)
Net increase (decrease) in cash and cash equivalents	2,771	(892)		(3,116)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(243)	377		(81)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	4,274		7,471
Cash and cash equivalents at the end of the period (net of overdraft)	6,287	3,759		4,274
Equinor Energy AS [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	12,421	9,506		7,262
Cash flows provided by (used in) investing activities	(8,281)	(9,070)		(6,785)
Cash flows provided by (used in) financing activities	(4,140)	(478)		(516)
Net increase (decrease) in cash and cash equivalents	0	(42)		(39)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	0	23		(2)
Cash and cash equivalents at the beginning of the period (net of overdraft)	27	46		87
Cash and cash equivalents at the end of the period (net of overdraft)	27	27		46
Non-guarantor subsidiaries [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	7,224	5,242		1,517
Cash flows provided by (used in) investing activities	(6,649)	(4,718)		(5,349)
Cash flows provided by (used in) financing activities	112	(727)		3,616
Net increase (decrease) in cash and cash equivalents	687	(203)		(216)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(49)	36		(69)
Cash and cash equivalents at the beginning of the period (net of overdraft)	603	770		1,056
Cash and cash equivalents at the end of the period (net of overdraft)	1,242	603		770
Consodolidation Adjustments [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	(4,516)	(286)		(3,119)
Cash flows provided by (used in) investing activities	2,672	444		4,869
Cash flows provided by (used in) financing activities	1,844	(158)		(1,750)
Net increase (decrease) in cash and cash equivalents	0	0		0
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	0	0		0
Cash and cash equivalents at the beginning of the period (net of overdraft)	0	0		0
Cash and cash equivalents at the end of the period (net of overdraft)	$ 0	$ 0		$ 0

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.